John Hancock
Infrastructure Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 97.3%		$685,189,763
(Cost $624,669,619)
Brazil 2.8%		19,496,290
Cia de Saneamento Basico do Estado de Sao Paulo	1,586,800	19,496,290
Canada 6.6%		46,733,152
Alimentation Couche-Tard, Inc.	95,600	4,839,992
Canadian National Railway Company	199,819	24,221,036
Pembina Pipeline Corp.	489,959	15,512,675
TC Energy Corp.	60,253	2,159,449
China 6.8%		47,736,849
China Longyuan Power Group Corp., Ltd., H Shares	18,159,068	17,580,820
ENN Energy Holdings, Ltd.	1,030,100	12,520,650
Shanghai International Airport Company, Ltd., Class A (A)	2,653,000	17,635,379
France 8.5%		59,823,436
Engie SA	1,757,357	28,830,011
Vinci SA	263,892	30,993,425
Germany 2.9%		20,264,441
RWE AG	470,843	20,264,441
Italy 3.2%		22,531,200
Enel SpA	3,267,666	22,531,200
Japan 6.8%		47,900,489
KDDI Corp.	777,500	22,883,145
Nippon Telegraph & Telephone Corp.	21,816,475	25,017,344
South Korea 3.1%		22,122,412
SK Telecom Company, Ltd.	611,776	22,122,412
Spain 6.5%		46,166,298
Cellnex Telecom SA (A)(B)	544,439	22,234,387
Iberdrola SA (C)	1,917,386	23,931,911
United Kingdom 3.5%		24,370,511
National Grid PLC	1,838,616	24,370,511
United States 46.6%		328,044,685
American Electric Power Company, Inc.	251,943	21,349,650
American Tower Corp.	112,582	21,425,480
Atmos Energy Corp.	193,417	23,540,783
Berkshire Hathaway, Inc., Class B (A)	65,761	23,145,242
Constellation Energy Corp.	122,403	11,830,250
Duke Energy Corp.	212,703	19,913,255
Edison International	334,821	24,093,719
Exelon Corp.	562,988	23,566,678
FirstEnergy Corp.	505,036	19,893,368
Public Service Enterprise Group, Inc.	168,768	10,652,636
Sempra	164,044	24,445,837
Sun Communities, Inc.	147,170	19,176,251
Targa Resources Corp.	320,009	26,237,538
The AES Corp.	1,082,217	23,408,354
The Williams Companies, Inc.	692,792	23,866,684
Vistra Corp.	409,799	11,498,960

2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 5.8%			$40,541,423
(Cost $40,539,498)
Short-term funds 3.6%			25,441,423
John Hancock Collateral Trust (D)	5.2927(E)	2,545,415	25,441,423

	Par value^	Value
Repurchase agreement 2.2%		15,100,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 7-31-23 at 5.270% to be repurchased at $15,102,210 on 8-1-23, collateralized by $17,766,900 U.S. Treasury Bonds, 1.375% - 4.250% due 5-15-39 to 2-15-48 (valued at $15,402,014)	15,100,000	15,100,000

Total investments (Cost $665,209,117) 103.1%	$725,731,186
Other assets and liabilities, net (3.1%)	(21,873,550)
Total net assets 100.0%	$703,857,636

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-23. The value of securities on loan amounted to $23,878,602.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-23.
The fund had the following sector composition as a percentage of net assets on 7-31-23:
Utilities	54.6%
Communication services	13.0%
Industrials	10.3%
Energy	9.6%
Real estate	5.8%
Financials	3.3%
Consumer staples	0.7%
Short-term investments and other	2.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$19,496,290	$19,496,290	—	—
Canada	46,733,152	46,733,152	—	—
China	47,736,849	—	$47,736,849	—
France	59,823,436	—	59,823,436	—
Germany	20,264,441	—	20,264,441	—
Italy	22,531,200	—	22,531,200	—
Japan	47,900,489	—	47,900,489	—
South Korea	22,122,412	—	22,122,412	—
Spain	46,166,298	—	46,166,298	—
United Kingdom	24,370,511	—	24,370,511	—
United States	328,044,685	328,044,685	—	—
Short-term investments	40,541,423	25,441,423	15,100,000	—
Total investments in securities	$725,731,186	$419,715,550	$306,015,636	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,545,415	—	$228,645,795	$(203,202,003)	$(4,294)	$1,925	$180,323	—	$25,441,423
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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